Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB
License with indefinite life	9,882	9,882
Customer database	8,815	8,815
Trademark	65	65
Less: Accumulated amortization	(8,880)	(8,880)
Intangible assets, net	9,882	9,882